Nature of the Business and Summary of Significant Accounting Policies (Details 1)	Jun. 30, 2017	Dec. 31, 2016
Noncontrolling Interest [Line Items]
Percent Ownership	100.00%	100.00%
OMAG [Member]
Noncontrolling Interest [Line Items]
Percent Ownership	60.00%	60.00%
RCA [Member]
Noncontrolling Interest [Line Items]
Percent Ownership	25.00%	25.00%
CCC-Panama [Member]
Noncontrolling Interest [Line Items]
Percent Ownership	10.00%	10.00%
CCC-Oman [Member]
Noncontrolling Interest [Line Items]
Percent Ownership	5.00%	5.00%